LEASE	12 Months Ended
Dec. 31, 2022
LEASE
LEASE

12.LEASE

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2022 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4
Weighted average discount rate	11.5%

For the years ended December 31, 2021 and 2022, $515 and nil newly operating lease asset was obtained in exchange for operating lease liabilities, cash prepaid for amounts included in the measurement of lease liabilities were nil, $31 and nil for the years ended December 31, 2020, 2021 and 2022.

During the years ended December 31, 2020, 2021 and 2022, the Company incurred total operating lease expenses of $2, $29 and $133 respectively.

As of December 31, 2022, the future minimum rent payable under non-cancelable operating leases were:

2023	$159
2024	129
2025	133
2026	100
2027	—
Total lease payments	521
Less: imputed interest	(91)
Present value of lease liabilities	$430
Lease liabilities - current	119
Lease liabilities – non-current	311